COMMITMENTS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Rental expenses	$ 15,828	$ 12,777	$ 63,790	$ 58,769